Short-Term Investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments (Details) [Line Items]
Short term investments	¥ 4,223,849
Investment income	¥ 600,375	¥ 603,058	¥ 569,737
Minimum [Member]
Short-Term Investments (Details) [Line Items]
Investment rate of return	2.60%
Maximum [Member]
Short-Term Investments (Details) [Line Items]
Investment rate of return	4.35%
VIE [Member]
Short-Term Investments (Details) [Line Items]
Short term investments		¥ 4,080,000